Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Acorn® Fund - Class A | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn® Fund - Class A | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Class A | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Class A | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Class A | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund - Class A | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Class A | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Class A | Carlyle Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class A | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class A | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Columbia Acorn® Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Acorn® Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Acorn® Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Acorn® Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Acorn® Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Acorn® Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Acorn® Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn® Fund - Class A | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Acorn® Fund - Class C | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn® Fund - Class C | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Class C | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Class C | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Class C | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund - Class C | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Class C | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Class C | Carlyle Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class C | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class C | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Columbia Acorn® Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Acorn® Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Acorn® Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Acorn® Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Acorn® Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Acorn® Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Acorn® Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn® Fund - Class C | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Acorn® Fund - Institutional Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn® Fund - Institutional Class | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Institutional Class | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Institutional Class | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Institutional Class | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund - Institutional Class | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Institutional Class | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Institutional Class | Carlyle Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional Class | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional Class | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Columbia Acorn® Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Acorn® Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Acorn® Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Acorn® Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Acorn® Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Acorn® Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Acorn® Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn® Fund - Institutional Class | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Acorn® Fund - Institutional 2 Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn® Fund - Institutional 2 Class | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Institutional 2 Class | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Institutional 2 Class | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Institutional 2 Class | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund - Institutional 2 Class | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Institutional 2 Class | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Institutional 2 Class | Carlyle Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional 2 Class | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional 2 Class | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Columbia Acorn® Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Acorn® Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Acorn® Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Acorn® Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Acorn® Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Acorn® Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Acorn® Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn® Fund - Institutional 2 Class | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Acorn® Fund - Institutional 3 Class | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn® Fund - Institutional 3 Class | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Institutional 3 Class | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Institutional 3 Class | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Institutional 3 Class | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund - Institutional 3 Class | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Institutional 3 Class | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Institutional 3 Class | Carlyle Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional 3 Class | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional 3 Class | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Columbia Acorn® Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Acorn® Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Acorn® Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Acorn® Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Acorn® Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Acorn® Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Acorn® Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn® Fund - Institutional 3 Class | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Acorn® Fund - Class S | SPX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn® Fund - Class S | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Class S | GCM Grosvenor, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Class S | Parsons Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn® Fund - Class S | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn® Fund - Class S | Wingstop, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Class S | Five Below, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn® Fund - Class S | Carlyle Group, Inc. (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class S | HealthEquity, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class S | Colliers International Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Columbia Acorn® Fund - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Columbia Acorn® Fund - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Columbia Acorn® Fund - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
Columbia Acorn® Fund - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Columbia Acorn® Fund - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Acorn® Fund - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn® Fund - Class S | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Columbia Acorn® Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn® Fund - Class S | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Acorn International® - Class A | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International® - Class A | Rightmove PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® - Class A | Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International® - Class A | CTS Eventim AG & Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International® - Class A | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International® - Class A | Niterra Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® - Class A | Nemetschek SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Class A | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Class A | CAR Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Class A | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn International® - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Acorn International® - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Acorn International® - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Columbia Acorn International® - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acorn International® - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Acorn International® - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Acorn International® - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International® - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Acorn International® - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International® - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Acorn International® - Class A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn International® - Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn International® - Class A | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Columbia Acorn International® - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Acorn International® - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn International® - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Acorn International® - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International® - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International® - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acorn International® - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Acorn International® - Institutional Class | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International® - Institutional Class | Rightmove PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® - Institutional Class | Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International® - Institutional Class | CTS Eventim AG & Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International® - Institutional Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International® - Institutional Class | Niterra Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® - Institutional Class | Nemetschek SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Institutional Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Institutional Class | CAR Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Institutional Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn International® - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Acorn International® - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Acorn International® - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Columbia Acorn International® - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acorn International® - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Acorn International® - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Acorn International® - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International® - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Acorn International® - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International® - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Acorn International® - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn International® - Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn International® - Institutional Class | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Columbia Acorn International® - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Acorn International® - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn International® - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Acorn International® - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International® - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International® - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acorn International® - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Acorn International® - Institutional 2 Class | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International® - Institutional 2 Class | Rightmove PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® - Institutional 2 Class | Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International® - Institutional 2 Class | CTS Eventim AG & Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International® - Institutional 2 Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International® - Institutional 2 Class | Niterra Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® - Institutional 2 Class | Nemetschek SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Institutional 2 Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Institutional 2 Class | CAR Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Institutional 2 Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn International® - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Acorn International® - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Acorn International® - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Columbia Acorn International® - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acorn International® - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Acorn International® - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Acorn International® - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International® - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Acorn International® - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International® - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Acorn International® - Institutional 2 Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn International® - Institutional 2 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn International® - Institutional 2 Class | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Columbia Acorn International® - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Acorn International® - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn International® - Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Acorn International® - Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International® - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International® - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acorn International® - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Acorn International® - Institutional 3 Class | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International® - Institutional 3 Class | Rightmove PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® - Institutional 3 Class | Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International® - Institutional 3 Class | CTS Eventim AG & Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International® - Institutional 3 Class | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International® - Institutional 3 Class | Niterra Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® - Institutional 3 Class | Nemetschek SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Institutional 3 Class | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Institutional 3 Class | CAR Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Institutional 3 Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn International® - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Acorn International® - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Acorn International® - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Columbia Acorn International® - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acorn International® - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Acorn International® - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Acorn International® - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International® - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Acorn International® - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International® - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Acorn International® - Institutional 3 Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn International® - Institutional 3 Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn International® - Institutional 3 Class | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Columbia Acorn International® - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Acorn International® - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn International® - Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Acorn International® - Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International® - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International® - Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acorn International® - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Acorn International® - Class S | Halma PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Acorn International® - Class S | Rightmove PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® - Class S | Fisher & Paykel Healthcare Corp., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International® - Class S | CTS Eventim AG & Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International® - Class S | Auto Trader Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International® - Class S | Niterra Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International® - Class S | Nemetschek SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Class S | Belimo Holding AG, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Class S | CAR Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International® - Class S | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn International® - Class S | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Acorn International® - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Acorn International® - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Columbia Acorn International® - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Acorn International® - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Columbia Acorn International® - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Acorn International® - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Acorn International® - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Acorn International® - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Acorn International® - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Acorn International® - Class S | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn International® - Class S | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn International® - Class S | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International® - Class S | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Columbia Acorn International® - Class S | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Columbia Acorn International® - Class S | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Acorn International® - Class S | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Columbia Acorn International® - Class S | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Acorn International® - Class S | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International® - Class S | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Acorn International® - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Columbia Acorn International SelectSM - Class A | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM - Class A | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM - Class A | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn International SelectSM - Class A | Airbus Group SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Class A | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Class A | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM - Class A | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM - Class A | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International SelectSM - Class A | BT Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International SelectSM - Class A | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International SelectSM - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Acorn International SelectSM - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Acorn International SelectSM - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Acorn International SelectSM - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Acorn International SelectSM - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International SelectSM - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Acorn International SelectSM - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Acorn International SelectSM - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International SelectSM - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM - Class A | Unclassified Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Acorn International SelectSM - Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Acorn International SelectSM - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Acorn International SelectSM - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn International SelectSM - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Acorn International SelectSM - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Acorn International SelectSM - Class A | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International SelectSM - Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International SelectSM - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM - Class A | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International SelectSM - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Acorn International SelectSM - Institutional Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM - Institutional Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM - Institutional Class | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn International SelectSM - Institutional Class | Airbus Group SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Institutional Class | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Institutional Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM - Institutional Class | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM - Institutional Class | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International SelectSM - Institutional Class | BT Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International SelectSM - Institutional Class | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International SelectSM - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Acorn International SelectSM - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Acorn International SelectSM - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Acorn International SelectSM - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Acorn International SelectSM - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International SelectSM - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Acorn International SelectSM - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Acorn International SelectSM - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International SelectSM - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM - Institutional Class | Unclassified Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Acorn International SelectSM - Institutional Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Acorn International SelectSM - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Acorn International SelectSM - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn International SelectSM - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Acorn International SelectSM - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Acorn International SelectSM - Institutional Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International SelectSM - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International SelectSM - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM - Institutional Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International SelectSM - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Acorn International SelectSM - Institutional 2 Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM - Institutional 2 Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM - Institutional 2 Class | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn International SelectSM - Institutional 2 Class | Airbus Group SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Institutional 2 Class | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Institutional 2 Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM - Institutional 2 Class | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM - Institutional 2 Class | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International SelectSM - Institutional 2 Class | BT Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International SelectSM - Institutional 2 Class | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International SelectSM - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Acorn International SelectSM - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Acorn International SelectSM - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Acorn International SelectSM - Institutional 2 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Acorn International SelectSM - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International SelectSM - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Acorn International SelectSM - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Acorn International SelectSM - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International SelectSM - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM - Institutional 2 Class | Unclassified Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Acorn International SelectSM - Institutional 2 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Acorn International SelectSM - Institutional 2 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Acorn International SelectSM - Institutional 2 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn International SelectSM - Institutional 2 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Acorn International SelectSM - Institutional 2 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Acorn International SelectSM - Institutional 2 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International SelectSM - Institutional 2 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Institutional 2 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International SelectSM - Institutional 2 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM - Institutional 2 Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International SelectSM - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Acorn International SelectSM - Institutional 3 Class | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM - Institutional 3 Class | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM - Institutional 3 Class | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn International SelectSM - Institutional 3 Class | Airbus Group SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Institutional 3 Class | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Institutional 3 Class | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM - Institutional 3 Class | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM - Institutional 3 Class | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International SelectSM - Institutional 3 Class | BT Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International SelectSM - Institutional 3 Class | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International SelectSM - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Acorn International SelectSM - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Acorn International SelectSM - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Acorn International SelectSM - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Acorn International SelectSM - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International SelectSM - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Acorn International SelectSM - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Acorn International SelectSM - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International SelectSM - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM - Institutional 3 Class | Unclassified Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Acorn International SelectSM - Institutional 3 Class | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Acorn International SelectSM - Institutional 3 Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Acorn International SelectSM - Institutional 3 Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn International SelectSM - Institutional 3 Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Acorn International SelectSM - Institutional 3 Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Acorn International SelectSM - Institutional 3 Class | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International SelectSM - Institutional 3 Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Institutional 3 Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International SelectSM - Institutional 3 Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM - Institutional 3 Class | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International SelectSM - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Acorn International SelectSM - Class S | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM - Class S | Capcom Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Acorn International SelectSM - Class S | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Acorn International SelectSM - Class S | Airbus Group SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Class S | Bank of Ireland Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Class S | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM - Class S | Adidas AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Acorn International SelectSM - Class S | Publicis Groupe SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn International SelectSM - Class S | BT Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International SelectSM - Class S | Nestlé SA, Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International SelectSM - Class S | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Columbia Acorn International SelectSM - Class S | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Columbia Acorn International SelectSM - Class S | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Acorn International SelectSM - Class S | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Acorn International SelectSM - Class S | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Acorn International SelectSM - Class S | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Acorn International SelectSM - Class S | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Acorn International SelectSM - Class S | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn International SelectSM - Class S | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM - Class S | Unclassified Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Acorn International SelectSM - Class S | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Acorn International SelectSM - Class S | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Columbia Acorn International SelectSM - Class S | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn International SelectSM - Class S | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Acorn International SelectSM - Class S | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Acorn International SelectSM - Class S | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Acorn International SelectSM - Class S | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn International SelectSM - Class S | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Acorn International SelectSM - Class S | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn International SelectSM - Class S | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn International SelectSM - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Thermostat FundSM - Class A | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Thermostat FundSM - Class A | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Class A | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Class A | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM - Class A | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM - Class A | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Thermostat FundSM - Class A | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Class A | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM - Class A | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Thermostat FundSM - Class A | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Class A | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Class A | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
Columbia Thermostat FundSM - Class A | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Thermostat FundSM - Class A | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Thermostat FundSM - Class C | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Thermostat FundSM - Class C | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Class C | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Class C | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM - Class C | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM - Class C | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Thermostat FundSM - Class C | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Class C | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM - Class C | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Thermostat FundSM - Class C | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Class C | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Class C | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
Columbia Thermostat FundSM - Class C | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Thermostat FundSM - Class C | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Thermostat FundSM - Institutional Class | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Thermostat FundSM - Institutional Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Institutional Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Institutional Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM - Institutional Class | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM - Institutional Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Thermostat FundSM - Institutional Class | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Institutional Class | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM - Institutional Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Thermostat FundSM - Institutional Class | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Institutional Class | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Institutional Class | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
Columbia Thermostat FundSM - Institutional Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Thermostat FundSM - Institutional Class | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Thermostat FundSM - Institutional 2 Class | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Thermostat FundSM - Institutional 2 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Institutional 2 Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Institutional 2 Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM - Institutional 2 Class | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM - Institutional 2 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Thermostat FundSM - Institutional 2 Class | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Institutional 2 Class | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM - Institutional 2 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Thermostat FundSM - Institutional 2 Class | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Institutional 2 Class | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Institutional 2 Class | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
Columbia Thermostat FundSM - Institutional 2 Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Thermostat FundSM - Institutional 2 Class | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Thermostat FundSM - Institutional 3 Class | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Thermostat FundSM - Institutional 3 Class | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Institutional 3 Class | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Institutional 3 Class | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM - Institutional 3 Class | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM - Institutional 3 Class | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Thermostat FundSM - Institutional 3 Class | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Institutional 3 Class | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM - Institutional 3 Class | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Thermostat FundSM - Institutional 3 Class | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Institutional 3 Class | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Institutional 3 Class | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
Columbia Thermostat FundSM - Institutional 3 Class | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Thermostat FundSM - Institutional 3 Class | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Thermostat FundSM - Class S | Columbia Total Return Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Thermostat FundSM - Class S | Columbia Corporate Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Class S | Columbia U.S. Treasury Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Thermostat FundSM - Class S | Columbia Contrarian Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Thermostat FundSM - Class S | Columbia Large Cap Enhanced Core Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Columbia Thermostat FundSM - Class S | Columbia Quality Income Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Columbia Thermostat FundSM - Class S | Columbia Research Enhanced Core ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Class S | Columbia Large Cap Index Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Thermostat FundSM - Class S | Columbia High Yield Bond Fund, Institutional 3 Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Thermostat FundSM - Class S | Columbia Diversified Fixed Income Allocation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Class S | Exchange Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Thermostat FundSM - Class S | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%
Columbia Thermostat FundSM - Class S | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Columbia Thermostat FundSM - Class S | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Thermostat FundSM - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Acorn European FundSM - Class A | CTS Eventim AG & Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn European FundSM - Class A | Elis SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn European FundSM - Class A | Storebrand ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn European FundSM - Class A | Nexans SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn European FundSM - Class A | Safestore Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn European FundSM - Class A | Quilter PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn European FundSM - Class A | LondonMetric Property PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn European FundSM - Class A | Buzzi SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Acorn European FundSM - Class A | Banco Comercial Portugues SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Acorn European FundSM - Class A | Chemring Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Acorn European FundSM - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn European FundSM - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Columbia Acorn European FundSM - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn European FundSM - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Columbia Acorn European FundSM - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn European FundSM - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Acorn European FundSM - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Acorn European FundSM - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn European FundSM - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Acorn European FundSM - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Acorn European FundSM - Class A | Unclassified Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Acorn European FundSM - Class A | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Acorn European FundSM - Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Acorn European FundSM - Class A | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Acorn European FundSM - Class A | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn European FundSM - Class A | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Acorn European FundSM - Class A | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn European FundSM - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn European FundSM - Class A | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Acorn European FundSM - Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Acorn European FundSM - Class A | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn European FundSM - Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Acorn European FundSM - Institutional Class | CTS Eventim AG & Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn European FundSM - Institutional Class | Elis SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Acorn European FundSM - Institutional Class | Storebrand ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Acorn European FundSM - Institutional Class | Nexans SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn European FundSM - Institutional Class | Safestore Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Acorn European FundSM - Institutional Class | Quilter PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Acorn European FundSM - Institutional Class | LondonMetric Property PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Acorn European FundSM - Institutional Class | Buzzi SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Acorn European FundSM - Institutional Class | Banco Comercial Portugues SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Acorn European FundSM - Institutional Class | Chemring Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Acorn European FundSM - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Acorn European FundSM - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Columbia Acorn European FundSM - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Acorn European FundSM - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Columbia Acorn European FundSM - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Acorn European FundSM - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Acorn European FundSM - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Acorn European FundSM - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Acorn European FundSM - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Columbia Acorn European FundSM - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Acorn European FundSM - Institutional Class | Unclassified Sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Acorn European FundSM - Institutional Class | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Acorn European FundSM - Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Columbia Acorn European FundSM - Institutional Class | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Columbia Acorn European FundSM - Institutional Class | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Acorn European FundSM - Institutional Class | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Acorn European FundSM - Institutional Class | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Acorn European FundSM - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Columbia Acorn European FundSM - Institutional Class | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Acorn European FundSM - Institutional Class | ITALY
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Acorn European FundSM - Institutional Class | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Acorn European FundSM - Institutional Class | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%